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Statement of Additional Information Supplement dated June 10, 2019

Invesco Senior Loan Fund

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, Class C, Class Y, Class IB and Class IC shares of Invesco Senior Loan Fund (the “Fund”).

Effective June 10, 2019, the Board of Trustees (the “Board”) appointed Beth Ann Brown, Elizabeth Krentzman, Joel W. Motley, Daniel S. Vandivort and James D. Vaughn as trustees of the Fund. The following information is added under “Trustees and Officers – Board of Trustees – Independent Trustees” in the Statement of Additional Information for the Fund.

“Beth Ann Brown, Trustee

Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.

Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and an Independent Consultant since September 2012. Since 2013, she also serves as Vice President and Director of Grahamtastic Connection, a non-profit organization.

Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc.

From 2014 and 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.

The Board believes that Ms. Brown’s experience in financial services and investment management and as a director of other investment companies benefits the Fund.

Elizabeth Krentzman, Trustee

Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.

Ms. Krentzman currently serves as a member of the Board of Trustees and Audit Committee of the University of Florida National Board Foundation. She is a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman is also a member of the Board of Trustees and Audit Committee of the University of Florida Law Center Association, Inc.

Previously, Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.

From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1987 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and as an Associate at Ropes & Gray LLP.

The Board believes that Ms. Krentzman’s legal background, experience in financial services and accounting and as a director of other investment companies benefits the Fund.

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Joel W. Motley, Trustee

Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.

Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He is a member of the Vestry of Trinity Wall Street since 2011 and has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since January 2002.

Mr. Motley also serves as a member of the Finance and Budget Committee of the Council on Foreign Relations. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley.

Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation and as a Director of Friends of the LRC, a Southern Africa legal services foundation.

Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor and served as a Director of Columbia Equity Financial Corp. a privately-held financial advisor from 2002 to 2007.

The Board believes that Mr. Motley’s experience in financial services and as a director of other investment companies benefits the Fund.

Daniel S. Vandivort, Trustee

Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex.

Mr. Vandivort is currently Treasurer, Chairman of the Audit and Finance Committee and Trustee of the Board of Trustees at Huntington Disease Foundation of America. He also serves as President of Flyway Advisory Services LLC, a consulting and property management company.

Previously, Mr. Vandivort served as Chairman and Lead Independent Director, Chairman of the Audit Committee and Director of Value Line Funds from 2008 through 2014.

The Board believes that Mr. Vandivort’s experience in financial services and investment management and as a director of other investment companies benefits the Fund.

James D. Vaughn, Trustee

James D. Vaughn has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2012 to 2019, Mr. Vaughn served on the boards of certain investment companies in the Oppenheimer Funds complex.

Prior to his retirement, Mr. Vaughn formerly served as managing partner of the Denver office of Deloitte & Touche LLP, and held various positions in the Denver and New York offices during his 32 year career.

He currently serves as a Board member and Chairman of Audit Committee of AMG National Trust Bank since 2005. He serves as a Trustee and member of the Investment Committee of the University of South Dakota Foundation. Mr. Vaughn also currently serves as a Board member, Audit Committee member and past Board Chair of Junior Achievement since 1993.

Previously, Mr. Vaughn served as Trustee and Chairman of the Audit Committee of Schroder Funds from 2003 to 2012. He also previously served as a Board Member of Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network.

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The Board believes that Mr. Vaughn’s experience in financial services and accounting and as a director of other investment companies benefits the Fund.”

The following information is added to the table under “Trustees and Officers — Independent Trustees” in the Statement of Additional Information for the Fund.

Name, Year of Birth and Address(1) of Independent Trustee	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Invesco Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
“Beth Ann Brown – 1968	Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts; Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	225	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)

Elizabeth Krentzman – 1959	Trustee	2019	Formerly, Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP.; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	225	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member

Joel W. Motley – 1952	Trustee	2019

Director of Office of Finance Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Hoffman Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley

Formerly, Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and

				225	Director of Greenwall Foundation; Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member

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			Director of Columbia Equity Financial Corp. (privately held financial advisor)		of Pulitzer Center for Crisis Reporting (non-profit journalism)

Daniel S. Vandivort – 1954	Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, Board of Trustees (New York), Oppenheimer Funds	225	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds

James D. Vaughn – 1945	Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network; and Trustee of certain Oppenheimer Funds	225	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement”

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